Risk Management (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Description of accounts payable	The Company's Canadian dollar equivalent of financial assets and liabilities that are denominated in Danish Krones consist of accounts payable of $9 (2017 - $571) and $79 in USD currency (2017 - $56).
US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		136.30%
Accounts payable			$ 56
Danish Krone [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 571
EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		155.98%
DKK [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		20.89%